Debt (Schedule Of Convertible Notes Payable) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Convertible notes, net	$ 3,015	$ 3,018	$ 2,733
Convertible Notes Dated September 10, 2018 [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 07, 2023
Convertible Note Dated September 19, 2018 [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 19, 2023
Convertible Note Dated July 18, 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 18, 2024
Convertible Note Dated September 13, 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 13, 2024
Convertible Notes Dated January 8, 2020 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 08, 2025
Convertible Debt [Member]
Debt Instrument [Line Items]
Total principal balance	$ 3,015	3,865	3,565
Less Unamortized discount		847	832
Convertible notes, net	$ 3,015	$ 3,018	2,733
Convertible Debt [Member] | Convertible Notes Dated September 10, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.40	$ 0.40
Effective Interest Rate	8.00%	23.40%
Maturity Date		Sep. 07, 2023
Total principal balance	$ 200	$ 600	700
Convertible Debt [Member] | Convertible Note Dated September 19, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.57	$ 0.57
Effective Interest Rate	8.00%	10.20%
Maturity Date		Sep. 19, 2023
Total principal balance	$ 425	$ 425	425
Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.25	$ 0.25
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 850	$ 1,300	1,300
Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10	$ 0.10
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 340	$ 340	390
Convertible Debt [Member] | Convertible Note Dated July 18, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.08	$ 0.08
Effective Interest Rate	7.50%	46.10%
Maturity Date		Jul. 18, 2024
Total principal balance	$ 700	$ 700	700
Convertible Debt [Member] | Convertible Note Dated September 13, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10	$ 0.10
Effective Interest Rate	8.00%	25.90%
Maturity Date		Sep. 13, 2024
Total principal balance	$ 50	$ 50	$ 50
Convertible Debt [Member] | Convertible Notes Dated January 8, 2020 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.13	$ 0.13
Effective Interest Rate	8.00%	20.30%
Maturity Date		Jan. 08, 2025
Total principal balance	$ 450	$ 450
Minimum [Member] | Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 28, 2024	Feb. 28, 2024
Minimum [Member] | Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 07, 2024	Jun. 07, 2024
Maximum [Member] | Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 13, 2024	Mar. 13, 2024
Maximum [Member] | Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 15, 2024	Jul. 15, 2024